Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
30-89 Days	$ 2,549,585	$ 5,631,089
90 Days Or More	4,685,234	1,899,792
Total Past Due	7,234,819	7,530,881
Current	838,195,035	741,017,727
Total Loans	845,429,854	748,548,608
Commercial Real Estates [Member]
30-89 Days	178,083	1,395,444
90 Days Or More	944,669	353,842
Total Past Due	1,122,752	1,749,286
Current	413,757,869	355,143,700
Total Loans	414,880,621	356,892,986
Residential real estate - 1st lien [Member]
30-89 Days	1,856,944	1,517,653
90 Days Or More	646,980	641,141
Total Past Due	2,503,924	2,158,794
Current	206,320,964	196,584,581
Total Loans	208,824,888	198,743,375
Commercial & industrial [Member]
30-89 Days	253,974	2,377,668
90 Days Or More	3,068,578	879,802
Total Past Due	3,322,552	3,257,470
Current	118,383,155	109,694,403
Total Loans	121,705,707	112,951,873
Purchased Loan [Member]
30-89 Days	0	0
90 Days Or More	0	0
Total Past Due	0	0
Current	10,568,922	7,530,458
Total Loans	10,568,922	7,530,458
Municipal [Member]
30-89 Days	0	0
90 Days Or More	0	0
Total Past Due	0	0
Current	54,466,988	34,633,055
Total Loans	54,466,988	34,633,055
Residential real estate - Jr lien [Member]
30-89 Days	245,856	321,579
90 Days Or More	25,007	25,007
Total Past Due	270,863	346,586
Current	31,397,948	33,410,286
Total Loans	31,668,811	33,756,872
Consumer [Member]
30-89 Days	14,728	18,745
90 Days Or More	0	0
Total Past Due	14,728	18,745
Current	3,299,189	4,021,244
Total Loans	$ 3,313,917	$ 4,039,989